Provisions - Onerous contract provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in Onerous Contract Provisions [Roll Forward]
Utilization of provision	$ (190)	$ (566)
Less: current portion (note 12)	(173)	(295)
Other non-current provisions	310	404
Cetrotide® onerous contracts
Changes in Onerous Contract Provisions [Roll Forward]
Beginning balance, other provisions	574	803
Change in the provision	(20)	(24)
Utilization of provision	(145)	(196)
Unwinding of discount and effect of changes in the discount and foreign exchange rates	64	(9)
Ending balance, other provisions	473	574
Less: current portion (note 12)	(163)	(181)
Other non-current provisions	310	393
Onerous lease
Changes in Onerous Contract Provisions [Roll Forward]
Beginning balance, other provisions	125	234
Change in the provision	0	0
Utilization of provision	(119)	(113)
Unwinding of discount and effect of changes in the discount and foreign exchange rates	3	4
Ending balance, other provisions	9	125
Less: current portion (note 12)	(9)	(114)
Other non-current provisions	0	11
Onerous contract provisions
Changes in Onerous Contract Provisions [Roll Forward]
Beginning balance, other provisions	699	1,037
Change in the provision	(20)	(24)
Utilization of provision	(264)	(309)
Unwinding of discount and effect of changes in the discount and foreign exchange rates	67	(5)
Ending balance, other provisions	482	699
Less: current portion (note 12)	(172)	(295)
Other non-current provisions	$ 310	$ 404